Financial Assets and Financial Liabilities - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 86,487	€ 107,561
Current financial marketable securities	223,055	235,797
Financial assets	1,079,086	804,101
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	309,542	343,358
Non-current financial marketable securities	86,487	107,561
Current financial marketable securities	223,055	235,797
Financial assets	309,542	343,358
Financial assets at amortised cost, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	127,447	144,307
Financial assets at amortised cost, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	179,921	196,909
Financial assets at amortised cost, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,174	2,142
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	293,837	323,176
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	15,705	17,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	0	2,207
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	89,376	95,408
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	200,806	226,771
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	19,360	18,972
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	306,728	342,731
Non-current financial marketable securities	84,909	107,175
Current financial marketable securities	221,819	235,556
Financial assets	306,728	342,731
Financial assets at fair value, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	126,100	144,030
Financial assets at fair value, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	178,472	196,566
Financial assets at fair value, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,156	2,135
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	291,035	322,556
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	15,693	17,968
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	0	2,207
Financial assets at fair value, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	88,341	95,211
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	199,189	226,379
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 19,198	€ 18,934